SIGNIFICANT ACCOUNTING POLICIES - Receivables and payables valued at amortized cost (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Significant Accounting Policies [line items]
WACC	10.89%
ARS
Disclosure of Detailed Information About Significant Accounting Policies [line items]
WACC	29.00%
ARS | Minimum
Disclosure of Detailed Information About Significant Accounting Policies [line items]
WACC		29.00%
ARS | Maximum
Disclosure of Detailed Information About Significant Accounting Policies [line items]
WACC		40.00%
Guaranies
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discount rates of receivables	12.40%	11.85%